Supplemental information to the Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Information [Abstract]
Noncash Investing and Financing Transactions that are Not Reflected in Consolidated Statement of Cash Flows
Non-cash investing and financing transactions that, appropriately, are not reflected in the consolidated statement of cash flows are listed below.

Non-cash investing and financing transactions	Year ended Dec. 31,
(in millions)	2018	2017	2016
Transfers from loans to other assets for other real estate owned	$2	$3	$4
Change in assets of consolidated VIEs	268	500	170
Change in liabilities of consolidated VIEs	—	313	69
Change in nonredeemable noncontrolling interests of consolidated investment management funds	215	302	120
Securities purchased not settled	227	112	75
Securities sold not settled	187	587	—
Securities matured not settled	—	70	—
Available-for-sale securities transferred to trading assets	963	—	—
Held-to-maturity securities transferred to available-for-sale	1,087	74	10
Premises and equipment/capitalized software funded by capital lease obligations	26	347	13